Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	CEPTON, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	The original registration statement (the “Existing Registration Statement”) of Cepton, Inc. (“Cepton”) on Form S-1 (File No. 333-262668), declared effective by the Securities and Exchange Commission (the “SEC”) on May 11, 2022, to which this Registration Statement is Post-Effective Amendment No. 1 (this “Registration Statement”), covered the issuance and sale of up to (1) 138,431,899 shares of our common stock, (2) 5,175,000 warrants to purchase shares of common stock and (3) 13,800,000 shares of common stock that are issuable by us upon the exercise of warrants.This Registration Statement constitutes Post-Effective Amendment No. 1 to the Existing Registration Statement and is being filed to convert such registration statement on Form S-1 into a registration statement on Form S-3 because Cepton is now eligible to use Form S-3. This Registration Statement contains an updated prospectus relating to the offering and sale of the shares of common stock and warrants covered by the Existing Registration Statement. This Registration Statement amends and restates the information contained in the Existing Registration Statement (and all amendments and supplements thereto) under the headings contained herein.All filing fees payable in connection with the registration of the shares of our common stock and warrants covered by this Registration Statement were paid by the Registrant at the time of the initial filing of the Existing Registration Statement. No additional securities are registered hereby.
Entity Central Index Key	0001498233
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE